Pension and severance plans (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in plan assets:
Fair value of plan assets at beginning of year	¥ 21,890
Fair value of plan assets at end of year	28,258	¥ 21,890
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of year	17,666	14,079
Service cost	1,167	927	¥ 910
Interest cost	188	180	197
Actuarial gain (loss)	832	196
Acquisition and other		4,278
Plan amendment	(190)	(143)
Benefits paid	(1,469)	(1,851)
Benefit obligation at end of year	18,194	17,666	14,079
Change in plan assets:
Fair value of plan assets at beginning of year	11,777	7,827
Actual return on plan assets	1,029	576
Employer contribution	3,167	1,135
Acquisition and other		3,202
Benefits paid	(1,044)	(963)
Fair value of plan assets at end of year	14,929	11,777	¥ 7,827
Funded status	¥ (3,265)	¥ (5,889)